RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Unconsolidated affiliates	Dec. 31, 2010 Unconsolidated affiliates	Dec. 31, 2009 Unconsolidated affiliates	Mar. 31, 2010 Huntsman Foundation	Dec. 31, 2011 Huntsman Foundation extension	Dec. 31, 2010 Huntsman Foundation	Mar. 24, 2010 Huntsman Foundation	May 31, 2002 Jon M. Huntsman, executive chairman	Dec. 31, 2011 Law firm of Reaud, Morgan & Quinn
RELATED PARTY TRANSACTIONS
Sales	$ 50,000,000	$ 53,000,000	$ 162,000,000	$ 144,000,000	$ 180,000,000	$ 201,000,000	$ 96,000,000	$ 180,000,000	$ 201,000,000	$ 96,000,000
Inventory purchases								465,000,000	369,000,000	273,000,000
Appraised value of building donated														10,000,000
Annual lease payments					83,000,000	62,000,000	56,000,000				2,000,000
Operating lease payments during the period												2,000,000	1,000,000
Number of five-year extensions												2
Extension period of lease												5 years
Amount receivable on account of life insurance premium paid for related party															2,000,000
Annual legal fee amount																$ 200,000